June 29, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) on behalf of Calvert International Responsible Index Fund, Calvert US Large-Cap Core Responsible Index Fund, Calvert US Large-Cap Growth Responsible Index Fund, Calvert US Large-Cap Value Responsible Index Fund and Calvert US Mid-Cap Core Responsible Index Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2020 as revised June 18, 2020. The purpose of the filing is to submit the 497(e) filing dated June 18, 2020 in XBRL for the Funds.

Please contact me at (617) 672-8539 if you have any questions or comments.

Very truly yours,

/s/ Elizabeth Prall

Elizabeth Prall

Assistant Vice President